Business Acquisitions Business Acquisitions - CVSR (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
		Sep. 02, 2016	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Sep. 01, 2016	Aug. 31, 2016	Jun. 30, 2015	Mar. 18, 2015
Business Acquisition [Line Items]
Debt (Current and non-current) (a)				$ 6,057.0		$ 5,656.0
Current assets	[1]			656.0		416.0
Property, plant and equipment	[1]			5,460.0		5,878.0
Assets	[1]			8,836.0		8,789.0
Debt				5,987.0		5,593.0
Other current and non-current liabilities				310.0		358.0
Liabilities	[1]			6,297.0		5,951.0
Accumulated other comprehensive loss				(28.0)	[1]	(27.0)	[1]	$ (9.0)
Debt Issuance Costs, Net				70.0		63.0
Acquisition-related transaction and integration costs	[2]			1.0		3.0		$ 4.0
CVSR [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage										48.95%
Business Acquisition, Percentage of Voting Interests Acquired									51.05%
Payments to Acquire Businesses, Gross		$ 78.5
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt									$ 496.0
Business Combination, Indemnification Assets, Amount as of Acquisition Date									67.0
Current assets									95.0
Property, plant and equipment									826.0
Non-current assets									13.0
Assets									934.0
Debt									966.0
Other current and non-current liabilities									12.0
Liabilities									978.0
Net Assets									44.0
Accumulated other comprehensive loss									(25.0)
Net Assets, excluding Accumulated Other Comprehensive Income (Loss)									(19.0)
Debt Issuance Costs, Net									5.0
Acquisition-related transaction and integration costs				$ 1.0
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual			$ 22.0
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual			$ 2.0
Avenal [Member] | Utility-Scale Solar [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage				50.00%							49.95%
Business Acquisition, Percentage of Voting Interests Acquired												0.05%
CVSR [Member] | Utility-Scale Solar [Member]
Business Acquisition [Line Items]
Percentage of Ownership				100.00%
CVSR Financing Agreement [Member]
Business Acquisition [Line Items]
Debt (Current and non-current) (a)				$ 771.0		793.0
CVSR Financing Agreement [Member] | CVSR [Member]
Business Acquisition [Line Items]
Debt (Current and non-current) (a)									771.0
CVSR Holdco due 2037 [Member]
Business Acquisition [Line Items]
Debt (Current and non-current) (a)				$ 199.0		$ 0.0
CVSR Holdco due 2037 [Member] | CVSR [Member]
Business Acquisition [Line Items]
Debt (Current and non-current) (a)									$ 200.0

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.